Consolidated Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Real Estate [Abstract]
Schedule of Real Estate Properties [Table Text Block]

As of June 30, 2014, the major components of our consolidated real estate properties, Springhouse at Newport News, Grove at Waterford, Enders Place at Baldwin Park, MDA Apartments, Village Green of Ann Arbor, a mid-rise community in development known as 23Hundred @ Berry Hill, North Park Towers and Lansbrook Village, were as follows:

Property	Land	Building and Improvements	Construction in Progress	Furniture, Fixtures and Equipment	Totals
MDA	$9,500,000	$51,557,101	$—	$659,685	$61,716,786
Lansbrook	6,912,000	49,456,641	—	1,175,860	57,544,501
Village Green Ann Arbor	4,200,000	51,290,114	84,723	1,017,273	56,592,110
Springhouse	6,500,000	27,693,513	—	1,167,771	35,361,284
23Hundred@Berry Hill	5,000,000	20,738,728	4,377,453	1,529,487	31,645,668
Grove	3,800,000	24,594,797	2,273	827,780	29,224,850
Enders	5,453,486	22,108,049	—	1,176,975	28,738,510
North Park Towers	1,400,000	13,085,628	—	522,152	15,007,780
	$42,765,486	$260,524,571	$4,464,449	$8,076,983	$315,831,489
Less: Accumulated Depreciation	—	6,670,129	—	1,055,638	7,725,767
Totals	$42,765,486	$253,854,442	$4,464,449	$7,021,345	$308,105,722

As of December 31, 2013, the major components of the Company’s consolidated real estate properties, Springhouse at Newport News, The Reserve at Creekside Village, Enders Place at Baldwin Park, 23Hundred @ Berry Hill and MDA Apartments, were as follows:

Property	Land	Building and Improvements	Construction in Progress	Furniture, Fixtures and Equipment	Totals
Springhouse	$6,500,000	$27,663,473	$—	$1,107,824	$35,271,297
Creekside	1,920,000	17,953,935	—	491,111	20,365,046
Enders	4,750,000	19,262,413	—	908,405	24,920,818
Berry Hill	5,000,000	4,286,905	16,695,988	310,055	26,292,948
MDA	9,500,000	51,547,961	—	615,980	61,663,941
	$27,670,000	$120,714,687	$16,695,988	$3,433,375	$168,514,050
Less: Accumulated Depreciation	—	(4,807,728)	—	(700,977)	(5,508,705)
Totals	$27,670,000	$115,906,959	$16,695,988	$2,732,398	$163,005,345